General Information - POSCO HOLDINGS INC.'S Shareholders (Detail) - shares		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of details of shareholders [line items]
Number of shares		80,932,952	82,624,377	84,571,230
Ownership (%)		100.00%
National Pension Service [member]
Disclosure of details of shareholders [line items]
Number of shares		6,441,610
Ownership (%)		7.96%
BlackRock Fund Advisors [member]
Disclosure of details of shareholders [line items]
Number of shares	[1]	4,206,522
Ownership (%)	[1]	5.20%
CITIBANK.N.A [Member]
Disclosure of details of shareholders [line items]
Number of shares		2,289,755
Ownership (%)		2.83%
Pohang University of Science and Technology [Member]
Disclosure of details of shareholders [line items]
Number of shares		1,981,047
Ownership (%)		2.45%
Samsung Group [Member]
Disclosure of details of shareholders [line items]
Number of shares		1,861,979
Ownership (%)		2.30%
Others [member]
Disclosure of details of shareholders [line items]
Number of shares		64,152,039
Ownership (%)		79.26%

[1]	Includes shares held by subsidiaries and others.